Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summarized financial information concerning our reportable segments
Summarized financial information concerning our reportable segments for the years ended December 31, 2015, 2014 and 2013 follows:

	Gross Revenue	Intercompany Revenue	Net Revenue	Depreciation, Amortization, Depletion and Accretion	Operating Income (Loss)	Capital Expenditures	Total Assets
2015:
Group 1	$5,032.3	$(1,006.4)	$4,025.9	$398.9	$857.2	$430.7	$9,183.7
Group 2	5,803.4	(878.9)	4,924.5	542.6	953.5	352.2	9,909.0
Corporate entities	177.8	(13.2)	164.6	108.5	(251.9)	162.7	1,443.2
Total	$11,013.5	$(1,898.5)	$9,115.0	$1,050.0	$1,558.8	$945.6	$20,535.9
2014:
Group 1	$4,795.0	$(959.1)	$3,835.9	$368.9	$826.0	$475.2	$9,237.8
Group 2	5,638.5	(849.3)	4,789.2	507.3	938.6	329.7	9,504.2
Corporate entities	192.8	(14.6)	178.2	108.7	(531.5)	57.6	1,310.4
Total	$10,626.3	$(1,823.0)	$8,803.3	$984.9	$1,233.1	$862.5	$20,052.4
2013:
Group 1	$4,560.3	$(906.4)	$3,653.9	$362.9	$750.0	$514.4	$9,150.3
Group 2	5,444.8	(806.8)	4,638.0	481.1	976.6	348.0	9,906.2
Corporate entities	139.6	(14.3)	125.3	110.0	(516.3)	18.4	846.6
Total	$10,144.7	$(1,727.5)	$8,417.2	$954.0	$1,210.3	$880.8	$19,903.1

Revenue by service line
The following table reflects our revenue by service line for the years ended December 31 (in millions of dollars and as a percentage of revenue):

	2015		2014		2013
Collection:
Residential	$2,242.3	24.6%	$2,193.6	24.9%	$2,175.5	25.8%
Small-container commercial	2,799.9	30.7	2,723.3	30.9	2,616.9	31.1
Large-container industrial	1,890.2	20.7	1,784.0	20.3	1,639.4	19.5
Other	39.8	0.4	37.2	0.4	34.7	0.4
Total collection	6,972.2	76.4	6,738.1	76.5	6,466.5	76.8
Transfer	1,112.7		1,062.6		1,021.8
Less: intercompany	(682.3)		(654.4)		(615.2)
Transfer, net	430.4	4.7	408.2	4.6	406.6	4.8
Landfill	2,036.4		1,975.8		1,923.0
Less: intercompany	(951.9)		(928.1)		(902.2)
Landfill, net	1,084.5	11.9	1,047.7	11.9	1,020.8	12.1
Energy services	95.8	1.1	38.7	0.5	4.2	0.1
Other:
Sale of recycled commodities	372.0	4.1	405.8	4.6	374.6	4.5
Other non-core	160.1	1.8	164.8	1.9	144.5	1.7
Total other	532.1	5.9	570.6	6.5	519.1	6.2
Total revenue	$9,115.0	100.0%	$8,803.3	100.0%	$8,417.2	100.0%